SHARE CAPITAL- Summary of warrant activity (Details)			6 Months Ended	12 Months Ended
	Jun. 14, 2021 $ / shares	Feb. 17, 2021	Jun. 30, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) $ / shares
SHARE CAPITAL
Outstanding at the beginning | ¥			980,894
Exercisable at the beginning | ¥			980,894
Granted	3.15	4.45	1,652,322
Exercised | ¥			700,516
Expired | ¥			64,286
Outstanding at the end | ¥			1,868,414	980,894
Exercisable at the end | ¥			1,809,590	980,894
Weighted average exercise price of other equity instruments outstanding at beginning of period			$ 1.21
Weighted average exercise price of other equity instruments exercisable at beginning of period			1.21
Weighted average exercise price, Granted			3.56
Weighted average exercise price, Exercised			2.43
Weighted average exercise price, Expired			18.72
Weighted average exercise price of other equity instruments outstanding at end of period			4.00	$ 1.21
Weighted average exercise price of other equity instruments exercisable at end of period			$ 3.99	$ 1.21
Weighted average remaining contractual term, exercisable at the end (in years)			4 years 5 months 23 days	3 years 10 months 6 days
Weighted average remaining contractual term, Granted			5 years
Weighted average remaining contractual term, outstanding at the end (in years)			4 years 5 months 26 days	3 years 10 months 6 days